Organization and Basis of Presentation (Details Narrative) - USD ($) $ in Thousands		9 Months Ended
	Nov. 04, 2022	Sep. 30, 2022	Jan. 02, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Net Loss		$ 53,000
Net cash flows used in operating activities		16,000
Cash		1,400
Accumulated deficit		201,000
Proceeds from issuance of common stock		15,300
Operating lease right of use asset		874	$ 874
Operating lease liability current		485	338
Operating lease liability non current		$ 692	$ 646
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from debt	$ 27,000
Principal amount	$ 30,000